Equipment Loan Payable - Additional Information (Detail) - USD ($)	1 Months Ended
	Jul. 31, 2014	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Exercise Price		$ 2.25
Silicon Valley Bank [Member]
Class of Warrant or Right [Line Items]
Amount of loan to purchase equipment	$ 1,800,000
Line of credit facility, interest rate, stated percentage	3.25%
Bank loan and security agreement, repayment period	36 months
Warrants Outstanding	6,566
Exercise Price	$ 7.99
Silicon Valley Bank [Member] | Prime Rate [Member]
Class of Warrant or Right [Line Items]
Amount of loan bears interest basis spread on variable rate	2.75%